Change of accounting year - Summary of Condensed Statements of Loss and Comprehensive Loss (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Revenue
Royalty and option income	$ 582		$ 3,944	$ 192
Cost of sales
Depletion	(216)		(1,756)	(164)
Gross profit	366		2,188	28
Expenses
Consulting fees	(158)		(4,125)	(2,677)
Depreciation	(29)		(72)	5
Management and directors' fees	(377)		(1,895)	(1,172)
Salaries, wages and benefits	(361)		(1,103)	(132)
Investor communications and marketing expenses	(571)		(1,410)	(1,141)
Office and technology expenses	(225)		(811)	(181)
Transfer agent and regulatory fees	(93)		(536)	(190)
Insurance fees	(438)		(2,049)	(1,293)
Professional fees	(678)		(4,249)	(2,481)
Share-based compensation	(1,078)		(3,146)	(3,324)
Share of loss in associate	1		(296)
Operating loss for the period/year	(3,680)		(21,454)	(12,581)
Other items
Change in fair value of derivative liabilities	278		4,588	(1,511)
Change in fair value of short-term investments	(1,060)		569	168
Foreign exchange gain	1		54	(813)
Interest expense	(285)		(633)
Net loss before income taxes for the period/year	(2,639)		(17,361)	(15,006)
Current tax expense			114
Deferred tax expense	435		129
Net loss after income taxes for the period/year	(2,204)		(17,346)	(15,006)
Item that may be reclassified subsequently to net income:
Foreign currency translation differences	29		(145)	441
Total comprehensive loss for the period/year	$ (2,175)		$ (17,491)	$ (14,565)
Net loss per share, basic and diluted	$ (0.02)		$ (0.14)	$ (0.45)
Weighted average number of common shares outstanding, basic and diluted	143,913,069		128,232,364	33,555,265
Transition Period [Member]
Revenue
Royalty and option income		$ 533
Cost of sales
Depletion		(287)
Gross profit		246
Expenses
Consulting fees		(3,242)
Depreciation		(9)
Management and directors' fees		(217)
Salaries, wages and benefits		(214)
Investor communications and marketing expenses		(339)
Office and technology expenses		(215)
Transfer agent and regulatory fees		(82)
Insurance fees		(578)
Professional fees		(1,816)
Share-based compensation		(901)
Mineral interest maintenance expenses		(64)
Share of loss in associate		(143)
Operating loss for the period/year		(7,574)
Other items
Change in fair value of derivative liabilities		90
Change in fair value of short-term investments		531
Foreign exchange gain		34
Interest expense		(4)
Other income		249
Net loss before income taxes for the period/year		(6,674)
Deferred tax expense		(167)
Net loss after income taxes for the period/year		(6,841)
Item that may be reclassified subsequently to net income:
Total comprehensive loss for the period/year		$ (6,841)
Net loss per share, basic and diluted		$ (0.06)
Weighted average number of common shares outstanding, basic and diluted		109,907,519